Additional paid-in capital (Details) - USD ($)										12 Months Ended
	Jul. 01, 2025	Jan. 30, 2025	Dec. 12, 2024	Jan. 17, 2024	Oct. 19, 2023	Jun. 30, 2023	Feb. 21, 2023	Jan. 30, 2023	Jan. 25, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 31, 2025	Apr. 01, 2025	Dec. 15, 2024	Mar. 07, 2024	Jun. 20, 2023	Jun. 13, 2023	Apr. 19, 2023	Mar. 09, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Period Increase (Decrease)	1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.050
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable							25,000,000						39,300,000	10,000,000	2,000,000
Exercise price							$ 0.05						$ 0.030	$ 0.030	$ 0.045
Exercise price 1													0.035
Exercise price 2													$ 0.050
Employee Benefits and Share-Based Compensation										$ 979,143	$ 1,710,500	$ 2,867,049
Common Stock [Member]
Shares, Issued					50,000,000									10,000,000		3,000,000	20,000,000	5,000,000	2,500,000	5,000,000
Shares Issued, Price Per Share														$ 0.012
Accounts Payable and Other Accrued Liabilities														$ 120,000
Forfeited By Contractor [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Period Increase (Decrease)		10,000,000
Number Of Advisors And Independent Contractors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Period Increase (Decrease)	26,000,000		10,000,000	50,000,000			3,000,000		20,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 0.012				$ 0.05	$ 0.05	$ 0.015
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	26,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested			$ 86,869				$ 138,435
Share-Based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price	$ 0.01
Fair Value, Option, Credit Risk, Gains (Losses) on Assets	$ 28,605
Employee Benefits and Share-Based Compensation									$ 214,264
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Purchased for Award							80,000,000
Ten Employees Contractors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Period Increase (Decrease)	62,400,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.01
Conversion of Stock, Description	7,300,000 ordinary shares at a price of $0.05 per share until June 30, 2028 to 10 employees and contractors. The fair value of the options granted totaled $1,037,338, of which $442,124 related to stock options that have time-based vesting conditions and $595,214 related to stock options that have performance vesting conditions related to advancing and commercializing GluCurve Pet CGM and Diabetes Solution.
Proceeds from Stock Options Exercised										379,019
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested										658,319
Number Of Advisors Employees And Contractors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Period Increase (Decrease)	311,470,000
Number Of Advisors Employees And Independent Contractors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Period Increase (Decrease)	280,470,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.01
Proceeds from Stock Options Exercised	$ 9,461
Financial Instruments, Owned, Corporate Equities, at Fair Value	31,401
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value	$ 21,940
Vested in period fair value										16,665
Fair Value, Option, Changes in Fair Value, Gain (Loss)										14,736
Advisor Extending [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Period Increase (Decrease)	5,000,000
Fair Value, Option, Credit Risk, Gains (Losses) on Assets	$ 7,243
Number Of Directors Employees And Independent Contractors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Period Increase (Decrease)				78,200,000
Proceeds from Stock Options Exercised				$ 385,533
Financial Instruments, Owned, Corporate Equities, at Fair Value				920,175
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value				$ 534,642							534,642
Fair Value, Option, Changes in Fair Value, Gain (Loss)											385,533
Fourteen Employees Contractors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Period Increase (Decrease)						117,270,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 0.05
Conversion of Stock, Description						until June 30, 2028 to 14 employees and contractors (note 8). 3,600,000 options fully vested at grant, the remaining 113,670,000 options will vest according to performance or time-based conditions. As at December 31, 2025, 36,268,000 options have vested to date. The fair value of the options granted totaled $3,627,533, of which $2,699,538 related to stock options that have time-based vesting conditions and $927,995 related to stock options that have performance vesting conditions.
Proceeds from Stock Options Exercised										$ 485,504	$ 901,082	688,205
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested						$ 1,552,742
Number Of Advisors Employees Independent Contractors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Period Increase (Decrease)						108,200,000
Conversion of Stock, Description						The fair value of the option modification totaled $562,517, of which $441,234 related to stock options that have time-based vesting conditions and $121,283 related to stock options that have performance vesting conditions.
Proceeds from Stock Options Exercised												$ 388,219
K P Loan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Period Increase (Decrease)					32,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 0.03
Conversion of Stock, Description					Included in the 32,500,000 modified options above were 10,000,000 stock options which were fully vested at October 19, 2023, resulting in the Company recognizing additional compensation expense of $654,385.
Options Held [Member]
Number of options outstanding, beginning										419,970,000	411,970,000	321,700,000
Weighted average exercise price, beginning										$ 0.044	$ 0.045	$ 0.043
Number of Options Granted										69,700,000	10,000,000	120,270,000
Weighted Average Exercise Price Granted										$ 0.014	$ 0.012	$ 0.050
Number of Options Exercised										(10,000,000)		(5,000,000)
Weighted Average Exercise Price Exercised										$ (0.012)		$ (0.015)
Number of Cancelled/Expired/Forfeited										(60,300,000)	(2,000,000)	(25,000,000)
Weighted Average Exercise Price Cancelled/Expired/Forfeited										$ (0.043)	$ (0.045)	$ (0.050)
Number of options outstanding, ending										419,370,000	419,970,000	411,970,000
Weighted average exercise price, ending										$ 0.015	$ 0.044	$ 0.045
Number of Options Exercisable										212,468,000	217,534,000	182,200,000
Weighted Average Exercise Price Exercisable										$ 0.013	$ 0.038	$ 0.037
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value										$ 979,143	$ 1,710,500	$ 2,867,049